Property Transactions, Net - Schedule of Property Transactions, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Other property transactions, net	$ 50,279	$ 17,078	$ 41,903
Property transactions, net	50,279	17,078	35,951
Grand Victoria [Member]
Property, Plant and Equipment [Line Items]
Investment impairment charge	0	0	17,050
Circus Circus Reno and Silver Legacy [Member]
Property, Plant and Equipment [Line Items]
Gain on sale of Circus Circus Reno and Silver Legacy investment	$ 0	$ 0	$ (23,002)